Jan. 17, 2025
PEO AlphaQuest™ Thematic PE ETF
PEO AlphaQuest™ Thematic PE ETF - FUND SUMMARY
Investment Objective
The PEO AlphaQuest™ Thematic PE ETF (the “Fund”) primarily seeks long-term capital appreciation consistent with preservation of capital.
The Fund’s secondary investment objective is current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PEO AlphaQuest™ Thematic PE ETF PEO AlphaQuest™ Thematic PE ETF
Management Fees	1.25%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	1.25%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PEO AlphaQuest™ Thematic PE ETF | PEO AlphaQuest™ Thematic PE ETF | USD ($)	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a portfolio of investments comprised of two primary components:

(i)	Equity Strategy: A portfolio of equity securities; and

(ii)	Derivatives Strategies: A portfolio of futures contracts and futures-related instruments, such as forwards, and foreign currency spot contracts in global markets. These instruments provide exposure across a wide range of asset classes, including equities, fixed income, currencies and commodities.

Together, the Equity Strategy and Derivatives Strategies seek to deliver excess or comparable returns, with lower volatility, as compared to public equity markets, represented by the Russell 2500® Index, by emulating certain investment themes of traditional private equity (“PE”) funds focused on leveraged buyouts (“PE funds”). PE refers to a type of investment in companies that are not publicly traded on a stock exchange or otherwise available for public purchase (e.g., shares in a privately held company). The PE themes that the Fund will emulate include (i) investing in equity of public companies in select industries and with specific characteristics similar to those selected by PE funds (Equity Strategy), (ii) increasing equity exposure, which PE funds typically achieve through traditional leverage, through the use of equity index futures (Derivatives Strategies), and (iii) seeking to reduce downside volatility of performance as compared to public markets, which is also a characteristic of PE funds (Derivatives Strategies).

The Fund does not invest in PE investments and investors seeking direct exposure to such investments should consider an investment other than the Fund.

The Fund also invests in cash, short-term U.S. Treasury securities, money market funds, and cash equivalents to support the Derivatives Strategies.

Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in (a) the Equity Strategy and (b) the Derivatives Strategies. Under normal circumstances, at the time of each portfolio rebalance, between 70% and 80% of the Fund’s assets will be allocated to the Equity Strategy, and between 20% and 30% will be allocated to the Derivatives Strategies. However, the Fund’s allocations may drift outside of these ranges between portfolio rebalances.

PEO Partners, LLC (“PEO”) and AlphaQuest LLC (“AlphaQuest”) (each a “Sub-Adviser, together the “Sub-Advisers”) serve as the sub-advisers to the Fund and are responsible for day-to-day management of the Fund’s portfolio. PEO manages the Fund’s Equity Strategy, while AlphaQuest manages the Fund’s Derivatives Strategies.

The Fund is normally comprised of between 250 and 350 securities and financial instruments, which the Fund invests in directly or indirectly via the Subsidiary (described below). The Fund’s strategy may result in a high annual portfolio turnover rate.

Equity Strategy

For the Fund’s Equity Strategy, PEO focuses on investing in publicly traded stocks of companies that mirror the industries and company characteristics typically targeted by PE funds. Unlike traditional PE investments, which generally involve taking significant stakes or control of privately held companies and financing these acquisitions with leverage, the Fund’s Equity Strategy invests only in publicly traded securities. PEO selects these securities based on specific characteristics (discussed below) that PE funds generally target.

Stocks in which the Fund invests are selected by PEO based on its analysis of PE data and its proprietary models, and are principally common stocks of U.S. exchange listed companies. PE data refers to data on investment holdings of U.S. based PE funds. PEO sources this data from a leading private markets investment consulting and asset management firm. This data is updated quarterly on a lagged basis and is generally available between three and five months following a quarter end. The Equity Strategy holdings are expected to provide dividend income in accordance with the Fund’s secondary objective of current income.

Industry Selection. PEO believes, based on independent academic research as well as on its own research using PE data, that mirroring the industry profile of PE (i.e., creating a portfolio of equity investments that seeks to replicate the industry weightings of PE funds) is a source of potential outperformance relative to U.S. public equity markets, represented by the Russell 2500® Index. The industry profile of PE is quite distinct from that of the public markets and will often overweight and underweight certain industries relative to the broader market, sometimes by a significant amount. It is also noteworthy that these PE industry weights change over time, so the portfolio will be rebalanced regularly to reflect these changes. The Fund will not concentrate (i.e., invest 25% or more of its assets) in any industry, but as of the date of this Prospectus the Fund expects to be significantly overweight in the software and services industry. The Russell 2500® Index measures the performance of the small to mid-cap segment of the US equity universe.

Quality and Value Factors. PEO believes that buying the stocks of public companies that have certain characteristics similar to the characteristics of investments targeted by PE funds is an additional source of potential outperformance. A typical public-to-private leveraged buyout deal involves financing the transaction with about three quarters costly debt (leveraged loans and high yield bonds), which means that the companies that are attractive candidates for PE firms must be able, post-buyout, to generate enough cash to handle the significant interest payments due on the debt.

PEO believes that companies selected by PE firms, in the great majority of cases, tend to have certain characteristics relative to companies in their industries: (1) are profitable as measured by accounting profit divided by the book value of assets in order to generate the cash required to service the debt, (2) have a high payout ratio as measured by dividends and net repurchases as a percentage of book value (i.e., companies that are profitable but reinvest the profits), (3) are relatively inexpensive as measured by market to book value, and (4) exhibit relatively low risk as measured by the stock’s beta (or sensitivity to market moves). Additionally, these companies will tend to be smaller in market capitalization (including micro-capitalization companies) than the value-weighted average of listed companies because most PE deals are private-to-private and there are very few private companies that would qualify as large cap. However, the Fund may have exposure to companies of any market capitalization. PEO uses a proprietary model based on these company characteristics to select the individual publicly traded stocks within each industry to form the portfolio. Identification of companies with these characteristics is achieved through the use of publicly available information.

The Fund will purchase publicly traded stocks of companies, at different price points than achieved by PE funds when they invest. PE funds often invest in private companies at negotiated values that may include premiums to comparable public market values. The Sub-Adviser believes that investing in companies with these characteristics may provide the potential for outperformance versus the Russell 2500® Index.

Liquidity. Unlike PE investments, which by their nature are illiquid, the Fund invests in publicly traded securities of companies based on PEO’s systematic methodology of mirroring the industry and company characteristics of PE funds. The methodology involves assigning a market weight to each stock selected within each industry to avoid putting too much capital into any stock, which is also important for the liquidity of the Fund.

Derivatives Strategies

The Fund’s Derivatives Strategies are designed to achieve two primary goals: (1) increasing equity exposure, akin to the leverage typically employed by PE funds, and (2) reducing downside volatility in the Fund’s performance relative to public equity markets, consistent with the characteristics of PE fund investing.

Increasing Equity Exposure: The Derivatives Strategies will utilize equity index futures to provide the Fund with broad U.S. market exposure, seeking to emulate the increased equity exposure that PE funds typically achieve using leverage. Unlike PE funds that use bank borrowings to realize leverage, the Fund achieves leverage through the use of the equity index futures contracts. AlphaQuest will determine the amount of the equity exposure with input from PEO, and AlphaQuest will manage the Fund’s use of equity index futures.

Downside Volatility Protection: AlphaQuest manages the “Downside Volatility Protection” portion of the Derivatives Strategies using a proprietary systematic trading program that generates trades on the basis of price movement indicators. This portion of the Derivatives Strategies is designed to seek long-term protection from the movements of the S&P 500® Index (referred to as “negative beta”), meaning it seeks performance that is uncorrelated with the performance of the S&P 500® Index. The strategy does this by using “trend-based investments,” which are financial strategies that track the general direction of the market. These investments have historically shown a weak or negative correlation with the S&P 500® Index over the medium term, meaning they tend to move independently of the S&P 500® Index. The goal is to preserve capital (protect the value of the Fund) by reducing the volatility of the Fund’s investment returns, which is a characteristic of PE funds, in accordance with the Fund’s investment objective.

Through the “Downside Volatility Protection” portion of the Derivatives Strategies, the Fund will invest, on a long and/or short basis, in exchange traded futures contracts and spot and forward foreign currency contracts. These derivatives holdings provide exposure to global equity indices, fixed-income (interest rates and bonds), currencies, and commodities (e.g., agricultural products, energies, precious and industrial metals).

Cash Strategy

The Fund also invests in various cash holdings, which will principally be used for margin and collateral purposes for the Fund’s derivatives transactions. The Fund may invest in short-term U.S. Treasury securities, money market funds, cash, and cash equivalents.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and other derivative instruments, such as futures contracts and forward foreign currency contracts, either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and sub-advised by AlphaQuest. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at https:peoalphaquestetfs.com.

PEO AlphaQuest™ Thematic PE ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
PEO AlphaQuest™ Thematic PE ETF | Equity Market Risk [Member]

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

PEO AlphaQuest™ Thematic PE ETF | Common Stocks Risk [Member]
●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

PEO AlphaQuest™ Thematic PE ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

PEO AlphaQuest™ Thematic PE ETF | Commodities Risk [Member]

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

PEO AlphaQuest™ Thematic PE ETF | Energy Commodities Risk [Member]
●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

PEO AlphaQuest™ Thematic PE ETF | Precious Metal Commodities Risk [Member]
●	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

PEO AlphaQuest™ Thematic PE ETF | Industrial Metal Commodities Risk [Member]
●	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

PEO AlphaQuest™ Thematic PE ETF | Grains Commodities Risk [Member]
●	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

PEO AlphaQuest™ Thematic PE ETF | Agricultural Commodities Risk [Member]
●	Agricultural Commodities Risk. The prices of agricultural commodities are subject to the risks affecting supply and demand, including, without limitation, climatic conditions, transportation difficulties, natural disasters, and other events that affect the availability of agricultural staples in certain models. Agricultural markets tend to be less liquid than other financial markets, increasing the risk of a limited group of investors materially affecting prices.

PEO AlphaQuest™ Thematic PE ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

PEO AlphaQuest™ Thematic PE ETF | Leverage Risk [Member]

Leverage Risk. As part of the Fund’s principal investment strategy, the Fund engages in activities, such as investing in derivative instruments, that involve the use of leverage. When the Fund uses leverage through activities such as investment in derivatives, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

PEO AlphaQuest™ Thematic PE ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

PEO AlphaQuest™ Thematic PE ETF | Futures Contracts [Member]
●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

PEO AlphaQuest™ Thematic PE ETF | Forward Currency Contracts [Member]
●	Forward Currency Contracts. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

PEO AlphaQuest™ Thematic PE ETF | Short Sale Risk [Member]

Short Sale Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

PEO AlphaQuest™ Thematic PE ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Non-U.S. investments may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

PEO AlphaQuest™ Thematic PE ETF | Currency Risk [Member]

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

PEO AlphaQuest™ Thematic PE ETF | Cayman Subsidiary Risk [Member]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

PEO AlphaQuest™ Thematic PE ETF | Commodity-Linked Derivatives Tax Risk [Member]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

PEO AlphaQuest™ Thematic PE ETF | Commodity Pool Regulatory Risk [Member]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and Futures Trading Advisor, as applicable, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO (are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

PEO AlphaQuest™ Thematic PE ETF | Tax Risk [Member]

Tax Risk. The Fund intends to treat any income received by the Subsidiary from futures contracts as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

PEO AlphaQuest™ Thematic PE ETF | Software and Services Industry Risk [Member]

Software and Services Industry Risk. Competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, can significantly affect the software and services industry. Changing domestic and international demand, research and development costs, availability and price components and product obsolescence also can affect profitability of companies in this industry.

PEO AlphaQuest™ Thematic PE ETF | Credit Risk [Member]

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

PEO AlphaQuest™ Thematic PE ETF | Interest Rate Risk [Member]

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Advisers, as the case may be.

PEO AlphaQuest™ Thematic PE ETF | Value Investing Risk [Member]

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

PEO AlphaQuest™ Thematic PE ETF | Technical Analysis Risk [Member]

Technical Analysis Risk. The Fund’s strategy incorporates technical analysis factors (e.g., analysis of historical and current market data) into its trading programs. The influx of different market participants, structural changes in the markets, the introduction of new financial products, and other developments could materially adversely affect the investments made by the Fund. In addition, it is expected that the effectiveness of the Derivatives Strategies will be particularly sensitive to changes in applicable policies, regulations, or laws; changes in the number, nature, or behavior of competitors and other market participants; changes in market structure; and/or changes in economic or market conditions generally. The utility of any such quantitative trading program is therefore expected to diminish or disappear (or even become negative) over time or from time to time. Further, any such decay is unpredictable, may occur quickly or over a more prolonged period, and may not become apparent for a significant period of time, if ever.

PEO AlphaQuest™ Thematic PE ETF | Data Risk [Member]

Data Risk. The Fund’s strategy is heavily dependent on data and other information (collectively, “data”). There are numerous risks related to such data, including, without limitation, that (a) the data available (whether obtained directly or through third-parties) may be inaccurate, incomplete, anomalous, and/or otherwise inadequate or flawed; (b) the data may become corrupted or otherwise compromised as a result of human error, computer failure, and/or unauthorized system access or use; (c) data-related biases including sampling, measurement, survivorship, look-ahead, and data-mining bias(es); (d) third-party data-providers may cease providing important data from time to time; (e) changes to data over time may be difficult to track and incorporate (or not incorporate) appropriately; and (f) the data used by the Fund may be outdated, which could limit the Fund’s ability to respond to more recent market developments, trends, or risks effectively.

PEO AlphaQuest™ Thematic PE ETF | Model Risk [Member]

Model Risk. Quantitative models used in the Fund’s strategy may cause the Fund to underperform other investment strategies.  Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect the Fund’s performance. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

PEO AlphaQuest™ Thematic PE ETF | Cash and Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

PEO AlphaQuest™ Thematic PE ETF | Management Risk [Member]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
PEO AlphaQuest™ Thematic PE ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
PEO AlphaQuest™ Thematic PE ETF | Large-Capitalization Investing [Member]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

PEO AlphaQuest™ Thematic PE ETF | Mid-Capitalization Investing [Member]
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

PEO AlphaQuest™ Thematic PE ETF | Small-Capitalization Investing [Member]
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

PEO AlphaQuest™ Thematic PE ETF | Micro-Capitalization Investing [Member]
●	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

PEO AlphaQuest™ Thematic PE ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

PEO AlphaQuest™ Thematic PE ETF | ETF Risks [Member]
ETF Risks.
PEO AlphaQuest™ Thematic PE ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

PEO AlphaQuest™ Thematic PE ETF | Cash Redemption Risk [Member]
●	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

PEO AlphaQuest™ Thematic PE ETF | Costs of Buying or Selling Shares [Member]
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

PEO AlphaQuest™ Thematic PE ETF | Shares May Trade at Prices Other Than NAV [Member]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

PEO AlphaQuest™ Thematic PE ETF | Trading [Member]
●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

PEO AlphaQuest™ Thematic PE ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

PEO AlphaQuest™ Thematic PE ETF | Market Events Risk [Member]

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

PEO AlphaQuest™ Thematic PE ETF | New Fund Risk [Member]
New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
PEO AlphaQuest™ Thematic PE ETF | New Sub-Adviser Risk [Member]

New Sub-Adviser Risk. Each Sub-Adviser has no experience with managing an exchange-traded fund regulated under the 1940 Act, which may limit the Sub-Adviser’s effectiveness. As a result, it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

PEO AlphaQuest™ Thematic PE ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PEO AlphaQuest™ Thematic PE ETF | Reverse Repurchase Agreement Risk [Member]

Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

PEO AlphaQuest™ Thematic PE ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.